Other Revenues	12 Months Ended
Dec. 31, 2012
Other Revenues [Text Block]
17—OTHER REVENUES

Other revenues consist of the following:

	2012	2011	2010
Grants and others	47	20	506
Total	47	20	506

In 2012 and 2011, other revenues mainly consist of sales of a license.

In 2010, other revenues consist mainly of € 500 thousand of French Government grant as part of a small businesses aid program.